FAIR VALUE MEASUREMENTS - Level 3 roll forward (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 05, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018
Derivative Liability
Fair Value
Initial fair value	$ 1,900			$ 1,896		$ 1,896
Change in fair value		$ 335	$ 294	180	$ 800	972
Extinguishment of Derivative Liability in connection with extinguishment of 2018 Notes						(2,868)
Warrants Liability
Fair Value
Initial fair value	$ 100			74		74
Change in fair value		$ 38	$ 21	$ 6	$ 65	168
Reclassification of Warrant Liability into 2018 Notes Warrants						$ (242)